Leases - Assets by Type which Nomura Leases on Operating Leases (Detail) ¥ in Millions		Mar. 31, 2015 JPY (¥)
Leases [Line Items]
Cost		¥ 14,880
Accumulated depreciation		(1,946)
Net carrying amount		12,934
Real estate [Member]
Leases [Line Items]
Cost	[1]	3,448
Accumulated depreciation	[1]	(1,443)
Net carrying amount	[1]	2,005
Aircraft [Member]
Leases [Line Items]
Cost		11,432
Accumulated depreciation		(503)
Net carrying amount		¥ 10,929

[1]	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate space utilized by Nomura.